SCHEDULE OF OTHER INFORMATION RELATED TO OPERATING LEASE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Notes To Consolidated In Financial Statements
Right-of-use asset - operating lease, beginning balance	$ 20,340	$ 99,746
ROU Asset added during the period	28,272	38,750
Amortization during the period	(30,811)	(118,156)
Right-of-use asset - operating lease, ending balance	17,801	20,340
Lease Liability - beginning balance	13,346	100,962
Lease Liability added during the period	7,122	38,750
Reduction during the period	(13,346)	(126,366)
Lease Liability - ending balance	7,122	13,346
Lease liability - short term	7,122	13,346	$ 100,962
Lease liability - Long term
Lease Liability - Total	$ 7,122	$ 13,346	$ 100,962
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Liabilities